PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Provision for onerous contracts [Abstract]
Disclosure of detailed information about provision for onerous contract [Text Block]
	2020	2019
	US$’000	US$’000

Provision for losses on investment in joint ventures (i)	-	554
Provision for onerous contracts (ii)	80	405
	80	959

(i)	The joint venture, Island Bulk Carriers, generated profits during 2020 and the Group has reversed provisions of $554,000 representing the reduction of the Group’s share of the joint venture losses.

(ii)	Provision for onerous contracts represents the present value of the future charter payments of short-term leases that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. Except for short-term onerous contracts when the effect of discounting is immaterial, the rate used to discount the future charter payments is 6.86% (2019: 7.61%).

Disclosure of detailed information about analysis of provision for onerous contract Text block [Text Block]
Analysis of provision for onerous contracts:
Balance at 1 January	405	813
Released to profit or loss	(325)	(408)
Balance at 31 December	80	405